Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash And Cash Equivalents Items [Line Items]
Cash on hand and at banks	$ 418	$ 20,392
Money market funds with duration of less than three months	418	1,392
Restricted cash	7,789	954
Time Deposits
Restricted Cash And Cash Equivalents Items [Line Items]
Cash on hand and at banks	0	19,000
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 7,789	$ 954